Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Schedule of Debt Balances - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Debt Balances [Abstract]
Convertible debt, secured	$ 2,020
Total debt	33,534	32,312
Less current maturities	(33,534)	(32,312)
Long term debt, net of current maturities
Current Maturities	33,534	32,312
Less unamortized debt discount	(322)	(725)
Current Maturities net of debt discount	33,212	31,587
Senior Secured debt and promissory notes secured [Member]
Schedule of Debt Balances [Abstract]
Total debt	$ 31,514	$ 32,312